Commitment and contingent liabilities - Capital lease commitments (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total aggregated time bands [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	€ 0	€ 0	€ 7,078
Present value of payments	0	0	6,809
Within one year [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	0	0	2,876
Present value of payments	0	0	2,829
Between one and three years [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	0	0	3,398
Present value of payments	0	0	3,236
Between four and five years [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	0	0	655
Present value of payments	0	0	604
More than five years [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	0	0	149
Present value of payments	0	0	140
Less finance charges [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	0	0	(269)
Present value of payments	0	0	0
Present value of minimum lease payments [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	0	0	6,809
Present value of payments	€ 0	€ 0	€ 6,809